Segmental Reporting	12 Months Ended
Dec. 31, 2025
Segmental Reporting [Abstract]
SEGMENTAL REPORTING

5. SEGMENTAL REPORTING

During the year under review Management identified the Group’s only operating segment as the research and development of biotechnological and pharmaceutical products. This one segment is monitored and strategic decisions are made based upon it and other non-financial data collated from industry intelligence. The form of financial reporting reported to the Board is consistent with those presented in the annual consolidated financial statements.